Pension and Postretirement Benefit Plans and Defined Contribution Plans - Expected Future Cash Flow Information (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Feb. 22, 2018	Dec. 31, 2017	Dec. 31, 2016
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2018	[1]		$ 167
Expected benefit payments:
2018			173
2019			179
2020			181
2021			179
2022			173
2023-2027			802
Company contributions	[2]		183	$ (12)
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2018	[1]		500
Expected benefit payments:
2018			1,225
2019			1,071
2020			1,087
2021			1,059
2022			1,032
2023-2027			4,865
Company contributions	[3]		1,095	1,000
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2018	[1]		160
Expected benefit payments:
2018			160
2019			129
2020			128
2021			122
2022			123
2023-2027			513
Company contributions			143	151
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2018	[1]		226
Expected benefit payments:
2018			368
2019			373
2020			385
2021			394
2022			401
2023-2027			2,101
Company contributions	[4]		$ 160	$ 209
Subsequent Event [Member] | United States [Member] | Pension Plan [Member]
Expected benefit payments:
Company contributions		$ 500

[1]	For the U.S. qualified plans, a $500 million voluntary contribution was paid in February 2018.
[2]	The favorable change in the funded status of our postretirement plans was primarily due to a change to reimbursements of certain benefits provided under the plan, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.
[3]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.
[4]	The favorable change in the international plans’ funded status was primarily due to an increase in the actual return on plan assets, partially offset by plan losses related to a decrease in the discount rate and unfavorable currency movements.